Finance income and finance expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Finance income and costs
Interest income	$ 235		$ 334	$ 0
Foreign exchange gain	1,534	$ 775	409
Finance income - total	1,769	775	743
Foreign exchange loss				(997)
Bank charges	(114)	(58)	(229)	(106)
Unwinding of discount on the put option liability	(34)		(101)
Interest expense	(9)	(6)	(20)	(14)
Finance expenses - total	$ (157)	$ (64)	$ (350)	$ (1,117)